UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

Buffalo High Yield Fund
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 5.45%
		Consumer Staples - 1.99%
		Beverages - 1.04%
	61,000	The Coca-Cola Co.		$2,458,910

		Food Products - 0.95%
	110,360	ConAgra Foods, Inc.		2,238,101
		Total Consumer Staples		4,697,011

		Energy - 0.06%
		Energy Equipment & Services - 0.06%
	17,025	Eagle Geophysical, Inc. (a)		131,944
		Total Energy		131,944

		Financials - 1.74%
		Capital Markets - 0.56%
	56,300	WP Stewart & Co. Ltd.		1,326,991

		Commercial Banks - 0.59%
	29,900	Bank of America Corp.		1,379,885

		Diversified Financial Services - 0.59%
	28,700	Citigroup Inc.		1,392,811
		Total Financials		4,099,687

		Industrials - 0.62%
		Commercial Services & Supplies - 0.62%
	122,450	The ServiceMaster Co.		1,463,277
		Total Industrials		1,463,277

		Telecommunication Services - 1.04%
		Diversified Telecommunication Services - 1.04%
	52,410	AT&T, Inc.		1,283,521
	38,500	Verizon Communications Inc.		1,159,620
		Total Telecommunication Services		2,443,141

		TOTAL COMMON STOCKS (Cost $12,894,239)		12,835,060

		CONVERTIBLE PREFERRED STOCKS - 4.11%
		Financials - 2.63%
		Commercial Banks - 2.63%
	101,200	Boston Private Capital Trust I (Acquired 10/06/2004, Cost $5,060,000) (b)		5,300,350
	17,000	Boston Private Capital Trust I		890,375
		Total Financials		6,190,725

		Materials - 1.48%
		Chemicals - 0.74%
	76,200	ICO, Inc. (a)		1,747,647

		Construction Materials - 0.74%
	33,500	TXI Capital Trust I		1,731,950
		Total Materials		3,479,597

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,248,202)		9,670,322

		PREFERRED STOCKS - 0.00%
		Consumer Discretionary - 0.00%
		Media - 0.00%
	7,250	Adelphia Communications Corp. (a)		3,625
		Total Consumer Discretionary		3,625

		TOTAL PREFERRED STOCKS (Cost $719,125)		3,625

		CORPORATE BONDS - 56.61%
		Consumer Discretionary - 31.29%
		Auto Components - 1.09%
		Lear Corp.
	$ 2,755,000	8.110%, 05/15/2009		2,565,919

		Automobiles - 3.74%
		Ford Motor Company
	3,880,000	7.450%, 07/16/2031		2,657,800
		Ford Motor Credit Company
	2,660,000	7.375%, 10/28/2009		2,360,998
		General Motors Acceptance Corp.
	4,195,000	6.875%, 08/28/2012		3,785,962
				8,804,760
		Hotels, Restaurants & Leisure - 13.61%
		Ameristar Casinos, Inc.
	1,780,000	10.750%, 02/15/2009		1,895,700
		Aztar Corp.
	1,700,000	7.875%, 06/15/2014		1,789,250
		Circus Circus
	3,100,000	7.625%, 07/15/2013		3,231,750
		Host Marriott LP
	2,185,000	9.250%, 10/01/2007		2,316,100
		Isle of Capri Casinos
	4,025,000	7.000%, 03/01/2014		3,944,500
		Mandalay Resort Group
	460,000	10.250%, 08/01/2007		492,775
		MGM Mirage
	180,000	8.375%, 02/01/2011		193,500
		Mikohn Gaming Corp.
	3,176,000	11.875%, 08/15/2008		3,382,440
		Park Place Entertainment Corp.
	300,000	8.875%, 09/15/2008		325,125
	595,000	8.125%, 05/15/2011		659,706
		Penn National Gaming, Inc.
	2,785,000	8.875%, 03/15/2010		2,938,175
	1,480,000	6.750%, 03/01/2015		1,461,500
		Royal Caribbean Cruises Ltd.
	3,930,000	7.500%, 10/15/2027		4,229,663
		Trump Entertainment Resorts, Inc.
	5,275,000	8.500%, 06/01/2015		5,169,500
				32,029,684
		Household Durables - 2.46%
		Rent-A-Center, Inc.
	5,100,000	7.500%, 05/01/2010		4,896,000
		Rent-Way, Inc.
	850,000	11.875%, 06/15/2010		908,437
				5,804,437
		Leisure Equipment & Products - 1.13%
		Pinnacle Entertainment, Inc.
	2,570,000	8.250%, 03/15/2012		2,669,587

		Media - 0.08%
		Fisher Communications, Inc.
	175,000	8.625%, 09/15/2014		185,500

		Multiline Retail - 0.01%
		Wal-Mart Stores
	25,000	8.750%, 12/29/2006		25,073

		Specialty Retail - 3.45%
		Central Garden and Pet Co.
	3,290,000	9.125%, 02/01/2013		3,487,400
		FTD, Inc.
	3,041,000	7.750%, 02/15/2014		3,025,795
		GSC Holdings Corp.
	1,700,000	8.000%, 10/01/2012 (Acquired 09/21/2005, Cost $1,678,305) (b)		1,606,500
				8,119,695
		Textiles, Apparel & Luxury Goods - 4.95%
		Interface, Inc.
	2,250,000	10.375%, 02/01/2010		2,446,875
	3,570,000	9.500%, 02/01/2014		3,570,000
		Oxford Industries, Inc.
	2,325,000	8.875%, 06/01/2011		2,380,219
		Phillips Van-Heusen
	3,120,000	7.750%, 11/15/2023		3,260,400
				11,657,494
		Wireless Telecommunication Services - 0.77%
		Rogers Wireless, Inc.
	1,665,000	7.500%, 03/15/2015		1,806,525
		Total Consumer Discretionary		73,668,674

		Consumer Staples - 4.94%
		Food & Staples Retailing - 1.09%
		Rite Aid Corp.
	2,700,000	7.500%, 01/15/2015		2,565,000

		Food Products - 0.51%
		Pilgrim's Pride Corp.
	1,110,000	9.250%, 11/15/2013		1,190,475

		Household Products - 2.48%
		Prestige Brands Inc.
	2,350,000	9.250%, 04/15/2012		2,326,500
		Spectrum Brands, Inc.
	185,000	8.500%, 10/01/2013		162,337
	4,000,000	7.375%, 02/01/2015		3,360,000
				5,848,837
		Personal Products - 0.86%
		Elizabeth Arden, Inc.
	2,000,000	7.750%, 01/15/2014		2,030,000
		Total Consumer Staples		11,634,312

		Energy - 6.46%
		Oil & Gas - 6.46%
		Giant Industries, Inc.
	4,615,000	8.000%, 05/15/2014		4,788,063
		The Premcor Refining Group Inc.
	2,200,000	9.250%, 02/01/2010		2,384,532
	450,000	9.500%, 02/01/2013		501,828
	2,530,000	7.500%, 06/15/2015		2,698,551
		Swift Energy Co.
	300,000	9.375%, 05/01/2012		324,000
		United Refining Co.
	4,200,000	10.500%, 08/15/2012		4,515,000
		Total Energy		15,211,974

		Financials - 0.62%
		Capital Markets - 0.62%
		E*Trade Financial Corp.
	1,400,000	7.875%, 12/01/2015		1,452,500
		Total Financials		1,452,500

		Health Care - 4.93%
		Health Care Equipment & Supplies - 1.79%
		Bausch & Lomb, Inc.
	3,265,000	7.125%, 08/01/2028		3,543,358
		Inverness Medical Innovations, Inc.
	665,000	8.750%, 02/15/2012		678,300
				4,221,658
		Pharmaceuticals - 3.14%
		Alpharma, Inc.
	1,730,000	8.625%, 05/01/2011		1,887,862
		Warner Chilcott Corp.
	5,940,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $5,940,000) (b)		5,494,500
				7,382,362
		Total Health Care		11,604,020

		Industrials - 7.26%
		Commercial Services & Supplies - 7.26%
		Allied Waste North America
	867,000	9.250%, 09/01/2012		942,862
	3,600,000	7.875%, 04/15/2013		3,735,000
		Cenveo Inc.
	2,065,000	9.625%, 03/15/2012		2,240,525
		Greenbrier Companies, Inc.
	1,750,000	8.375%, 05/15/2015		1,793,750
	965,000	8.375%, 05/15/2015 (Acquired 11/16/2005, Cost $965,000) (b)		989,125
		Iron Mountain, Inc.
	1,350,000	8.625%, 04/01/2013		1,414,125
	4,255,000	7.750%, 01/15/2015		4,308,188
		Mobile Mini, Inc.
	1,265,000	9.500%, 07/01/2013		1,396,244
		Philip Services, Inc.
	25,106	6.000%, 04/15/2010 (a)(c)(d)(e)		2
		Williams Scotsman, Inc.
	250,000	8.500%, 10/01/2015		260,000
		Total Industrials		17,079,821

		Materials - 1.11%
		Construction Materials - 1.11%
		U.S. Concrete, Inc.
	2,615,000	8.375%, 04/01/2014		2,621,537
		Total Materials		2,621,537

		TOTAL CORPORATE BONDS (Cost $130,889,962)		133,272,838

		CONVERTIBLE BONDS - 21.86%
		Consumer Discretionary - 7.76%
		Internet & Catalog Retail - 1.33%
		Overstock.Com, Inc.
	4,300,000	3.750%, 12/01/2011		3,128,250

		Leisure Equipment & Products - 1.83%
		WMS Industries, Inc.
	3,140,000	2.750%, 07/15/2010		4,309,650

		Media - 3.61%
		Lions Gate Entertainment Corp.
	1,000,000	4.875%, 12/15/2010		1,535,000
	6,500,000	2.938%, 10/15/2024		5,679,375
	1,500,000	3.625%, 03/15/2025		1,295,625
				8,510,000
		Specialty Retail - 0.99%
		Best Buy
	2,175,000	2.250%, 01/15/2022		2,321,813
		Total Consumer Discretionary		18,269,713

		Energy - 0.07%
		Energy Equipment & Services - 0.07%
		Moran Energy, Inc.
	161,000	8.750%, 01/15/2008		158,585
		Total Energy		158,585

		Health Care - 5.47%
		Pharmaceuticals - 5.47%
		Amylin Pharmaceuticals, Inc.
	5,040,000	2.500%, 04/15/2011		6,476,400
		Axcan Pharma, Inc.
	1,745,000	4.250%, 04/15/2008		1,984,937
		First Horizon Pharmaceutical Corp.
	4,760,000	1.750%, 03/08/2024		4,408,950
		Total Health Care		12,870,287

		Industrials - 4.11%
		Airlines - 2.85%
		JetBlue Airways Corp.
	6,050,000	3.750%, 03/15/2035		6,707,938

		Commercial Services & Supplies - 1.26%
		NCO Group, Inc.
	2,985,000	4.750%, 04/15/2006		2,970,075
		Philip Services, Inc.
	759,568	3.000%, 04/15/2020 (a)(c)(d)		76
				2,970,151
		Total Industrials		9,678,089

		Information Technology - 4.45%
		Semiconductor & Semiconductor Equipment - 2.01%
		Fairchild Semiconductor International
	4,830,000	5.000%, 11/01/2008		4,733,400

		Software - 1.51%
		Wind River Systems, Inc.
	3,505,000	3.750%, 12/15/2006		3,557,575

		Software & Services - 0.93%
		The BISYS Group Inc.
	2,200,000	4.000%, 03/15/2006		2,189,000
		Total Information Technology		10,479,975

		TOTAL CONVERTIBLE BONDS (Cost $49,540,512)		51,456,649

		SHORT TERM INVESTMENTS - 10.53%
		Investment Company - 0.51%
	1,207,363	SEI Daily Income Trust Treasury II Fund - Class B		1,207,363
		Total Investment Companies		1,207,363

		U.S. Treasury Obligations - 10.02%
		Public Finance, Taxation, And Monetary Policy - 10.02%
	$ 3,000,000	0.000%, 01/05/2006		2,999,059
	20,600,000	3.630%, 01/12/2006		20,581,576
		Total U.S. Treasury Obligations		23,580,635

		TOTAL SHORT TERM INVESTMENTS (Cost $24,787,998)		24,787,998

		Total Investments (Cost $227,080,038) - 98.56%		232,026,492

		Other Assets in Excess of Liabilities - 1.44%		3,382,997

		TOTAL NET ASSETS - 100.00%		$235,409,489

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securities amounted to $13,390,475 (5.69% of net assets) at December 31, 2005.
(c)	Security is in default at December 31, 2005.
(d)	Fair valued security. The total value of these securities amounted to $78 (0.00% of net assets) at
	December 31, 2005.
(e)	Payment-in-kind security.

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 227,080,038
	Gross unrealized appreciation		12,572,605
	Gross unrealized depreciation		(7,626,151)
	Net unrealized appreciation		$ 4,946,454

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date     2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date   2/27/06

* Print the name and title of each signing officer under his or her signature.